UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

[LOGO OF USAA]
   USAA(R)

                            USAA SHORT-TERM
                                   BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                            S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

23426-0308-W                                 (c)2008, USAA. All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                               2

MANAGERS' COMMENTARY                                                     4

FUND RECOGNITION                                                         7

INVESTMENT OVERVIEW                                                      8

FINANCIAL INFORMATION

   Portfolio of Investments                                             15

   Notes to Portfolio of Investments                                    27

   Financial Statements                                                 30

   Notes to Financial Statements                                        33

EXPENSE EXAMPLE                                                         44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                        REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                         "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]       MATTHEW FREUND, CFA
                                  USAA Investment Management Company

[PHOTO OF JULIANNE BASS]        JULIANNE BASS, CFA
                                  USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA Short-Term Bond Fund provided a total return of 3.89% for the six-month period ended January 31, 2008, putting your Fund in the top 32% of its peer group (the Lipper Short Investment Grade Debt Funds Average returned 2.57%). This compares to returns of 5.57% for the Lehman Brothers 1-3 Year Government/Credit Index and 3.41% for the Lipper Short Investment Grade Bond Funds Index. At the same time, the Fund provided a one-year dividend yield of 4.60%, compared to 4.44% for the average Lipper Short Investment Grade Debt Fund.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         We entered the period in an optimistic investment climate dominated by buyouts, mergers, and acquisitions. Although equity investors stood to gain from these transactions, many reduced the value of outstanding investment-grade bonds as the companies' perceived credit quality fell. However, investor greed quickly turned to fear as growing concern about the softening housing market and related mortgage problems caused a flight to quality. At first, investors shunned only the lowest-quality issues, but they turned a cold shoulder to even highly rated securities as the difficulties in the mortgage market affected large financial institutions, which announced greater-than-expected mortgage-related losses. Every major sector of the taxable bond market underperformed U.S. Treasuries during the period. To combat a quickly weakening economy, the Federal Reserve Board (the Fed) lowered overnight interest rates from 5.25% at the beginning of the reporting period to 3.00% as of January 31, 2008.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGES 10 AND 12 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                          HISTORICAL YIELD CURVE

                    [CHART OF HISTORICAL YIELD CURVE]

                    7/31/07              1/31/08                  CHANGE
                    -------              -------                  ------
 3 MONTH             4.941%               1.941%                 -2.9997%
 6 MONTH             4.969                2.054                  -2.9153
 2  YEAR             4.517                2.093                  -2.4246
 5  YEAR             4.561                2.760                  -1.8009
10  YEAR             4.739                3.593                  -1.1457
30  YEAR             4.902                4.322                  -0.5794

SOURCE: BLOOMBERG L.P.

                             [END CHART]

         Although all interest rates declined over the period, short-term rates fell the most, and the yield curve steepened (see graph).

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We strive to generate an attractive yield with an acceptable level of price volatility. In fact, the net asset value of your Fund increased slightly and the dividend paid was above average.

         During the reporting period, widespread concerns about the economy, the housing market, and mortgage-related problems led to indiscriminate selling within all credit and mortgage sectors. In our opinion, the baby was thrown out with the bathwater. However, shorter-term maturities, especially those of higher-quality

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         issuers, were less susceptible, because investors were more comfortable holding these securities to maturity. Your Fund also benefited from its position on the shorter end of the yield curve, where prices increased the most.

         As always, we remain committed to building a high-quality portfolio that is diversified among multiple asset classes. We use fundamental research to select corporate bonds and spread our purchases across a large number of names. By reducing the positions we take in any one issuer, we limit our exposure to potential credit problems.

WHAT IS THE OUTLOOK?

         We are likely to see additional negative headlines about the subprime market and the U.S. financials sector. As a result, market volatility is likely to remain high over the near term. Although the longer-term impact on the U.S. economy remains unknown, we believe that continued interest rate cuts by the Fed and a fiscal stimulus package from Washington, D.C., could help engineer a soft landing. If interest rates stay low and corporate earnings remain solid, companies should find it cheaper to refinance their debt. We will continue to rely on our research staff to seek to help your Fund avoid potential difficulties and identify attractive investment opportunities.

         Looking ahead, investors should expect most of the Fund's return to come from the income provided by the Fund. The Fund's portfolio management team remains committed to seeking to provide a high-quality, well-diversified bond fund with an acceptable level of risk.

         We thank you for your investment in the Fund.

  F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA SHORT-TERM BOND FUND

--------------------------------------------------------------------------------

                            LIPPER LEADERS (OVERALL)

                                       [5]
                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 4,168 fixed-income funds for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Preservation among 4,168, 3,667, and 2,329 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of January 31, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND (Ticker Symbol: USSBX)

OBJECTIVE
--------------------------------------------------------------------------------
         High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
         Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.


--------------------------------------------------------------------------------
                                          1/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                             $559.1 Million             $515.7 Million
Net Asset Value Per Share                 $8.98                      $8.85

--------------------------------------------------------------------------------
                                                   1/31/08              7/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity        2.2 Years            2.4 Years


DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.


-----------------------------------------------------------------
    SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 1/31/08
-----------------------------------------------------------------
7/31/07 TO 1/31/08*                   30-DAY SEC YIELD**
      3.89%                                 4.90%


--------------------------------
         EXPENSE RATIO***
--------------------------------
              0.69%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2008

-----------------------------------------------------------------------------------------------------
                  TOTAL RETURN            =         DIVIDEND RETURN              +     PRICE CHANGE
-----------------------------------------------------------------------------------------------------
10 YEARS              3.96%               =               5.08%                  +        -1.12%
5 YEARS               3.86%               =               3.99%                  +        -0.13%
1 YEAR                6.28%               =               4.81%                  +         1.47%

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED JANUARY 31, 2008

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                   ------------       ---------------       ---------------------
1/31/1999             4.65%               6.34%                   -1.69%
1/31/2000             3.96%               6.18%                   -2.22%
1/31/2001             8.17%               7.03%                    1.14%
1/31/2002             3.63%               6.29%                   -2.66%
1/31/2003             0.09%               5.03%                   -4.94%
1/31/2004             4.27%               3.72%                    0.55%
1/31/2005             1.55%               3.20%                   -1.65%
1/31/2006             2.54%               3.77%                   -1.23%
1/31/2007             4.68%               4.45%                    0.23%
1/31/2008             6.28%               4.81%                    1.47%

                              [END CHART]

              TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                12-MONTH DIVIDEND YIELD COMPARISON

           [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA SHORT-TERM       LIPPER SHORT INVESTMENT
                        BOND FUND         GRADE DEBT FUNDS AVERAGE
                     ---------------      ------------------------
1/31/1999                 6.09%                    5.64%
1/31/2000                 6.18                     5.70
1/31/2001                 6.66                     5.92
1/31/2002                 6.48                     5.17
1/31/2003                 5.23                     3.85
1/31/2004                 3.65                     2.81
1/31/2005                 3.23                     2.58
1/31/2006                 3.77                     3.22
1/31/2007                 4.35                     4.13
1/31/2008                 4.60                     4.44

                          [END CHART]

              THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDED 1/31/99 TO 1/31/08.

              THE LIPPER SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM INVESTMENT-GRADE DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS
                         1-3 YEAR                LIPPER SHORT
                     GOVERNMENT/CREDIT         INVESTMENT GRADE         USAA SHORT-TERM
                           INDEX               BOND FUNDS INDEX            BOND FUND
                     -----------------         ----------------         ---------------
 1/31/1998              $10,000.00                $10,000.00               $10,000.00
 2/28/1998               10,008.02                 10,013.80                 9,969.26
 3/31/1998               10,047.19                 10,054.60                10,034.10
 4/30/1998               10,096.84                 10,101.61                10,085.12
 5/31/1998               10,151.74                 10,155.96                10,154.01
 6/30/1998               10,204.17                 10,201.47                10,209.51
 7/31/1998               10,251.67                 10,246.52                10,251.66
 8/31/1998               10,369.48                 10,316.27                10,355.21
 9/30/1998               10,509.04                 10,425.35                10,369.93
10/31/1998               10,554.53                 10,411.46                10,336.63
11/30/1998               10,552.68                 10,438.30                10,379.98
12/31/1998               10,593.55                 10,483.35                10,398.19
 1/31/1999               10,638.73                 10,536.09                10,465.34
 2/28/1999               10,593.86                 10,501.69                10,450.51
 3/31/1999               10,668.96                 10,583.18                10,537.62
 4/30/1999               10,705.50                 10,621.58                10,578.01
 5/31/1999               10,696.71                 10,607.37                10,581.47
 6/30/1999               10,728.48                 10,627.50                10,618.11
 7/31/1999               10,759.17                 10,639.60                10,637.20
 8/31/1999               10,787.54                 10,660.36                10,649.57
 9/30/1999               10,860.02                 10,730.91                10,726.91
10/31/1999               10,892.25                 10,754.01                10,735.05
11/30/1999               10,916.31                 10,789.47                10,795.65
12/31/1999               10,927.56                 10,812.53                10,820.56
 1/31/2000               10,927.56                 10,817.36                10,879.33
 2/29/2000               11,003.28                 10,887.31                10,972.64
 3/31/2000               11,065.58                 10,943.46                11,044.33
 4/30/2000               11,086.86                 10,946.12                11,068.08
 5/31/2000               11,126.96                 10,984.90                11,054.82
 6/30/2000               11,249.71                 11,106.78                11,221.26
 7/31/2000               11,326.66                 11,175.15                11,296.69
 8/31/2000               11,416.41                 11,256.37                11,256.01
 9/30/2000               11,510.48                 11,351.99                11,364.18
10/31/2000               11,561.98                 11,385.69                11,349.60
11/30/2000               11,669.62                 11,488.97                11,459.94
12/31/2000               11,810.41                 11,611.11                11,591.46
 1/31/2001               11,977.73                 11,776.46                11,768.11
 2/28/2001               12,063.01                 11,858.57                11,857.26
 3/31/2001               12,160.93                 11,944.11                11,969.12
 4/30/2001               12,199.48                 11,972.70                12,024.83
 5/31/2001               12,274.58                 12,046.71                12,102.30
 6/30/2001               12,321.62                 12,096.52                12,167.78
 7/31/2001               12,476.60                 12,245.28                12,382.28
 8/31/2001               12,561.26                 12,324.63                12,460.19
 9/30/2001               12,748.16                 12,442.08                12,569.58
10/31/2001               12,875.54                 12,536.26                12,573.68
11/30/2001               12,840.84                 12,474.33                12,251.11
12/31/2001               12,847.16                 12,461.87                12,179.00
 1/31/2002               12,883.86                 12,497.99                12,195.10
 2/28/2002               12,939.84                 12,534.85                12,146.21
 3/31/2002               12,855.64                 12,478.11                12,180.99
 4/30/2002               12,999.21                 12,577.34                12,209.95
 5/31/2002               13,067.52                 12,647.57                12,252.06
 6/30/2002               13,172.08                 12,661.77                12,144.67
 7/31/2002               13,303.16                 12,699.75                11,850.85
 8/31/2002               13,375.02                 12,779.32                12,013.56
 9/30/2002               13,490.83                 12,862.45                12,121.50
10/31/2002               13,507.95                 12,870.33                11,989.84
11/30/2002               13,507.33                 12,875.64                11,977.56
12/31/2002               13,653.83                 13,003.96                12,164.21
 1/31/2003               13,670.64                 13,024.41                12,205.92
 2/28/2003               13,746.20                 13,102.80                12,286.48
 3/31/2003               13,775.34                 13,122.82                12,310.83
 4/30/2003               13,828.55                 13,179.49                12,420.98
 5/31/2003               13,906.88                 13,254.89                12,574.24
 6/30/2003               13,937.42                 13,279.34                12,599.26
 7/31/2003               13,846.74                 13,162.29                12,460.37
 8/31/2003               13,852.45                 13,174.73                12,470.21
 9/30/2003               14,005.27                 13,311.96                12,643.03
10/31/2003               13,948.52                 13,278.25                12,612.57
11/30/2003               13,949.60                 13,281.10                12,618.29
12/31/2003               14,038.12                 13,348.15                12,681.39
 1/31/2004               14,076.36                 13,391.27                12,727.05
 2/29/2004               14,155.31                 13,452.97                12,801.89
 3/31/2004               14,205.43                 13,498.71                12,849.39
 4/30/2004               14,059.71                 13,378.11                12,731.30
 5/31/2004               14,040.12                 13,351.91                12,719.94
 6/30/2004               14,044.28                 13,361.25                12,724.06
 7/31/2004               14,103.81                 13,415.31                12,774.41
 8/31/2004               14,214.22                 13,510.77                12,849.64
 9/30/2004               14,206.36                 13,514.32                12,872.13
10/31/2004               14,255.71                 13,558.96                12,904.50
11/30/2004               14,186.31                 13,521.19                12,880.90
12/31/2004               14,220.70                 13,562.66                12,920.21
 1/31/2005               14,218.39                 13,564.61                12,923.97
 2/28/2005               14,191.71                 13,551.66                12,918.08
 3/31/2005               14,180.76                 13,533.04                12,925.02
 4/30/2005               14,263.26                 13,603.74                12,981.94
 5/31/2005               14,324.79                 13,657.69                13,032.30
 6/30/2005               14,356.87                 13,698.06                13,057.79
 7/31/2005               14,318.47                 13,666.75                13,053.55
 8/31/2005               14,411.46                 13,750.36                13,121.38
 9/30/2005               14,375.37                 13,721.76                13,134.46
10/31/2005               14,369.51                 13,711.45                13,143.98
11/30/2005               14,416.39                 13,751.57                13,172.64
12/31/2005               14,472.83                 13,801.25                13,216.55
 1/31/2006               14,500.74                 13,837.53                13,252.30
 2/28/2006               14,517.86                 13,867.64                13,281.25
 3/31/2006               14,535.44                 13,878.50                13,301.61
 4/30/2006               14,584.48                 13,922.16                13,347.22
 5/31/2006               14,604.68                 13,943.92                13,365.08
 6/30/2006               14,633.21                 13,965.47                13,401.32
 7/31/2006               14,746.24                 14,070.23                13,507.96
 8/31/2006               14,856.35                 14,172.65                13,602.66
 9/30/2006               14,935.77                 14,249.82                13,685.74
10/31/2006               14,998.68                 14,313.94                13,748.90
11/30/2006               15,080.88                 14,398.38                13,848.66
12/31/2006               15,088.12                 14,408.29                13,838.59
 1/31/2007               15,122.98                 14,445.26                13,872.47
 2/28/2007               15,245.88                 14,564.04                14,016.98
 3/31/2007               15,305.25                 14,616.38                14,053.42
 4/30/2007               15,361.54                 14,673.35                14,106.47
 5/31/2007               15,349.66                 14,653.93                14,080.91
 6/30/2007               15,414.28                 14,693.37                14,121.86
 7/31/2007               15,534.71                 14,781.47                14,191.84
 8/31/2007               15,661.32                 14,799.57                14,268.65
 9/30/2007               15,777.13                 14,924.33                14,367.36
10/31/2007               15,848.53                 14,958.43                14,423.98
11/30/2007               16,072.59                 15,095.08                14,599.47
12/31/2007               16,119.32                 15,099.54                14,637.36
 1/31/2008               16,399.98                 15,285.83                14,743.79

                                      [END CHART]

              DATA FROM 1/31/98 THROUGH 1/31/08.

              REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

              The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

              o The broad-based Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

              o The unmanaged Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    1/31/2008

                       [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          54%
BBB                                                                          18%
A                                                                            12%
AA                                                                           11%
Securities With Short-Term Investment-Grade Ratings                           4%
Below Investment-Grade                                                        1%

                                  [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. If unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                  PORTFOLIO MIX
                                    1/31/2008

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                     31.3%
Commercial Mortgage Securities                                            27.7%
Asset-Backed Securities                                                   19.7%
Municipal Bonds                                                            6.2%
U.S. Government Agency Issues                                              6.1%
Eurodollar & Yankee Obligations                                            5.5%
Commercial Paper                                                           4.1%

                                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGE 15-26.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (31.3%)

             CONSUMER DISCRETIONARY (1.5%)
             -----------------------------
             BROADCASTING & CABLE TV (0.5%)
  $ 1,000    Cox Enterprises, Inc.(a)                          7.38%       6/15/2009      $  1,040
    2,000    Liberty Media Corp.                               7.88        7/15/2009         2,067
                                                                                          --------
                                                                                             3,107
                                                                                          --------
             GENERAL MERCHANDISE STORES (0.4%)
    2,000    Target Corp.                                      5.13        1/15/2013         2,066
                                                                                          --------
             HOME IMPROVEMENT RETAIL (0.3%)
    2,000    Home Depot, Inc.                                  5.20        3/01/2011         2,008
                                                                                          --------
             SPECIALTY STORES (0.3%)
    1,450    Petro Stopping Centers, LP                        9.00        2/15/2012         1,508
                                                                                          --------
             Total Consumer Discretionary                                                    8,689
                                                                                          --------
             CONSUMER STAPLES (1.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
    3,000    Cargill, Inc.(a)                                  5.20        1/22/2013         3,028
                                                                                          --------
             FOOD RETAIL (0.2%)
    1,000    Kroger Co.                                        8.05        2/01/2010         1,075
                                                                                          --------
             PACKAGED FOODS & MEAT (0.4%)
    1,000    Kraft Foods, Inc.                                 4.00       10/01/2008         1,000
    1,000    Kraft Foods, Inc.                                 4.13       11/12/2009         1,001
                                                                                          --------
                                                                                             2,001
                                                                                          --------
             Total Consumer Staples                                                          6,104
                                                                                          --------
             ENERGY (2.5%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
    1,425    Louisiana Land and Exploration Co.                7.63        4/15/2013         1,650
                                                                                          --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
    3,000    Seacor Holdings, Inc.                             7.20        9/15/2009         3,144
                                                                                          --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
  $ 2,000    Southwestern Energy Co.                           7.63%       5/01/2027      $  2,110
                                                                                          --------
             OIL & GAS REFINING & MARKETING (0.4%)
    1,990    Premcor Refining Group, Inc.                      9.50        2/01/2013         2,091
                                                                                          --------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    2,000    NGPL PipeCo, LLC                                  6.51       12/15/2012         2,065
    3,000    Tortoise Energy Infrastructure Corp.(i)           7.00        7/15/2044         3,000
                                                                                          --------
                                                                                             5,065
                                                                                          --------
             Total Energy                                                                   14,060
                                                                                          --------
             FINANCIALS (14.3%)
             ------------------
             CONSUMER FINANCE (0.9%)
    2,295    ERAC USA Finance Co.(a)                           7.35        6/15/2008         2,327
    3,000    SLM Corp.                                         4.92(b)     6/01/2009         2,843
                                                                                          --------
                                                                                             5,170
                                                                                          --------
             DIVERSIFIED BANKS (1.3%)
    2,000    American Express Centurion Bank                   5.55       10/17/2012         2,077
    2,170    First Tennessee Bank, N.A.                        4.63        5/15/2013         2,177
    2,000    SB Treasury Co., LLC(a)                           9.40                -(c)      2,039
      727    U.S. Central Credit Union                         2.70        9/30/2009           728
                                                                                          --------
                                                                                             7,021
                                                                                          --------
             LIFE & HEALTH INSURANCE (1.9%)
    2,000    Metropolitan Life Global Funding I(a)             5.75        7/25/2011         2,158
    2,000    Phoenix Companies, Inc.                           6.68        2/16/2008         2,001
    2,000    Principal Financial Group                         5.15        9/30/2011         2,096
    2,000    Principal Life Income Fundings Trust              5.30       12/14/2012         2,063
    2,000    Prudential Financial, Inc.                        5.15        1/15/2013         2,029
                                                                                          --------
                                                                                            10,347
                                                                                          --------
             MULTI-LINE INSURANCE (1.1%)
    3,000    Genworth Global Funding Trust                     5.20       10/08/2010         3,099
    3,000    MassMutual Global Funding II(a)                   5.04(b)    11/06/2009         2,997
                                                                                          --------
                                                                                             6,096
                                                                                          --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    3,000    Citigroup, Inc.                                   4.25        7/29/2009         3,024
    2,000    Citigroup, Inc.                                   5.30       10/17/2012         2,070
    2,000    ZFS Finance USA Trust IV(a)                       5.88        5/09/2032         1,870
                                                                                          --------
                                                                                             6,964
                                                                                          --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (1.9%)
  $ 5,000    Berkshire Hathaway Finance Corp.(d)               4.20%      12/15/2010      $  5,108
    1,000    Chubb Corp.                                       3.95        4/01/2008         1,001
    2,392    Kern River Funding Corp.(a)                       6.68        7/31/2016         2,600
    2,000    Markel Corp.                                      7.00        5/15/2008         2,018
                                                                                          --------
                                                                                            10,727
                                                                                          --------
             REGIONAL BANKS (1.6%)
    2,000    Chittenden Corp.                                  5.80        2/14/2017         2,009
    2,000    Cullen/Frost Bankers, Inc.                        5.75        2/15/2017         2,064
    1,000    Greenpoint Financial Corp.                        3.20        6/06/2008           991
    2,000    M&I Marshall & Ilsley Bank                        5.15        2/22/2012         2,005
    2,000    Susquehanna Bancshares, Inc.                      4.75        5/01/2014         2,012
                                                                                          --------
                                                                                             9,081
                                                                                          --------
             REITs - INDUSTRIAL (0.2%)
    1,000    ProLogis                                          5.50        4/01/2012         1,002
                                                                                          --------

             REITs - OFFICE (1.1%)
    2,000    Brandywine Operating Partnership, LP              4.50       11/01/2009         1,986
    2,000    Duke Realty Ltd.                                  5.63        8/15/2011         2,016
    2,000    Duke Realty, LP                                   6.80        2/12/2009         2,033
                                                                                          --------
                                                                                             6,035
                                                                                          --------
             REITs - RESIDENTIAL (0.5%)
    2,000    AvalonBay Communities, Inc.                       6.63        9/15/2011         2,062
    1,000    AvalonBay Communities, Inc.                       5.50        1/15/2012           968
                                                                                          --------
                                                                                             3,030
                                                                                          --------
             REITs - RETAIL (0.7%)
    2,000    Developers Diversified Realty Corp.               3.88        1/30/2009         1,957
    2,000    Simon Property Group, LP                          5.60        9/01/2011         2,015
                                                                                          --------
                                                                                             3,972
                                                                                          --------
             REITs - SPECIALIZED (0.4%)
    1,000    Health Care Property Investors, Inc.              5.95        9/15/2011           982
    1,000    Nationwide Health Properties, Inc.                6.90       10/01/2037         1,105
                                                                                          --------
                                                                                             2,087
                                                                                          --------
             THRIFTS & MORTGAGE FINANCE (1.5%)
    2,255    Independence Community Bank Corp.                 3.75        4/01/2014         2,221
    2,000    Roslyn Bancorp, Inc.                              7.50       12/01/2008         2,058
    2,000    Sovereign Bank Federal Savings Bank               4.00        2/01/2008         2,000
    2,000    World Savings Bank Federal Savings Bank           4.13       12/15/2009         2,025
                                                                                          --------
                                                                                             8,304
                                                                                          --------
             Total Financials                                                               79,836
                                                                                          --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             HEALTH CARE (0.4%)
             ------------------
             PHARMACEUTICALS (0.4%)
  $ 2,000    Abbott Laboratories                               5.15%      11/30/2012      $  2,110
                                                                                          --------
             INDUSTRIALS (2.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.4%)
    2,000    United Parcel Service, Inc.                       4.50        1/15/2013         2,053
                                                                                          --------
             BUILDING PRODUCTS (0.2%)
    1,000    CRH America, Inc.                                 5.63        9/30/2011         1,010
                                                                                          --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    1,000    Caterpillar Financial Services Corp.              4.85       12/07/2012         1,024
    3,000    John Deere Capital Corp.                          5.27(b)     6/10/2008         3,001
                                                                                          --------
                                                                                             4,025
                                                                                          --------
             INDUSTRIAL CONGLOMERATES (0.9%)
    5,000    General Electric Capital Corp.(d)                 4.13        9/01/2009         5,059
                                                                                          --------
             Total Industrials                                                              12,147
                                                                                          --------
             MATERIALS (0.2%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
    1,000    E. I. du Pont de Nemours and Co.                  5.00        1/15/2013         1,036
                                                                                          --------

             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    2,000    US Unwired, Inc.                                 10.00        6/15/2012         2,102
                                                                                          --------

             UTILITIES (8.7%)
             ----------------
             ELECTRIC UTILITIES (6.3%)
    2,000    Alabama Power Co.                                 5.22(b)     8/25/2009         1,997
    1,522    Cedar Brakes II, LLC(a)                           9.88        9/01/2013         1,714
    2,000    Cincinnati Gas & Electric Co.                     5.70        9/15/2012         2,118
    1,367    Consumers Energy Co.                              4.00        5/15/2010         1,361
    2,145    Detroit Edison Co.                                6.13       10/01/2010         2,270
    2,000    Entergy Gulf States, Inc.                         6.00       12/01/2012         2,000
    3,000    Entergy Louisiana, Inc.                           5.83       11/01/2010         3,000
    2,000    FPL Group Capital, Inc.                           5.63        9/01/2011         2,091
    2,000    ITC Holdings Corp.(a)                             5.25        7/15/2013         2,025

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 2,000    Northern States Power Co.                         8.00%       8/28/2012      $  2,306
    1,444    Oglethorpe Power Corp.                            6.97        6/30/2011         1,521
    2,000    PacifiCorp                                        6.90       11/15/2011         2,190
    1,662    Power Contract Financing(a)                       6.26        2/01/2010         1,739
    2,000    PPL Capital Funding, Inc.                         4.33        3/01/2009         2,009
    3,880    Public Service Co. of Colorado                    4.38       10/01/2008         3,884
    1,800    Public Service Electric & Gas Co. (INS)           6.38        5/01/2008         1,810
    1,197    Texas-New Mexico Power Co.                        6.13        6/01/2008         1,198
                                                                                          --------
                                                                                            35,233
                                                                                          --------
             GAS UTILITIES (0.9%)
    2,000    AGL Capital Corp.                                 7.13        1/14/2011         2,182
    2,000    Kinder Morgan Energy Partners, LP                 6.75        3/15/2011         2,125
    1,000    ONEOK Partners, LP                                5.90        4/01/2012         1,043
                                                                                          --------
                                                                                             5,350
                                                                                          --------
             MULTI-UTILITIES (1.5%)
    2,100    Centerpoint Energy, Inc.                          5.88        6/01/2008         2,107
    1,000    Dominion Resources, Inc.                          4.13        2/15/2008         1,000
    1,000    Energy East Corp.                                 6.75        6/15/2012         1,085
    2,000    Nisource Finance Corp.                            7.88       11/15/2010         2,161
    2,000    Puget Sound Energy, Inc.                          3.36        6/01/2008         1,995
                                                                                          --------
                                                                                             8,348
                                                                                          --------
             Total Utilities                                                                48,931
                                                                                          --------
             Total Corporate Obligations (cost: $171,945)                                  175,015
                                                                                          --------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.5%)

             ENERGY (0.9%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
    4,031    PEMEX Finance Ltd.                                9.03        2/15/2011         4,263
                                                                                          --------
             OIL & GAS DRILLING (0.1%)
      626    Delek & Avner-Yam Tethys Ltd.(a)                  6.01(b)     8/01/2013           626
                                                                                          --------
             Total Energy                                                                    4,889
                                                                                          --------
             FINANCIALS (3.8%)
             -----------------
             DIVERSIFIED BANKS (2.6%)
    3,000    ANZ Capital Trust I(a)                            4.48                -(c)      2,950
    3,000    Barclays Bank plc(a)                              7.38                -(c)      3,163

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 2,000    DnB Holding ASA(a)                                7.73%               -(c)   $  2,115
    2,000    HSBC Capital Funding, LP(a)                       9.55                -(c)      2,191
    3,000    Mizuho Financial Group, Inc.                      8.38                -(c)      3,041
    1,000    Royal Bank of Scotland Group plc                  9.12        3/31/2010         1,084
                                                                                          --------
                                                                                            14,544
                                                                                          --------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
    2,500    UBS Preferred Funding Trust II                    7.25                -(c)      2,654
                                                                                          --------
             MULTI-LINE INSURANCE (0.7%)
    4,000    ING Capital Funding Trust III                     8.44                -(c)      4,315
                                                                                          --------
             Total Financials                                                               21,513
                                                                                          --------
             INDUSTRIALS (0.4%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
    2,000    Siemens Finance(a)                                5.50        2/16/2012         2,112
                                                                                          --------
             MATERIALS (0.4%)
             ----------------
             FOREST PRODUCTS (0.4%)
    2,000    Nexfor, Inc.(d)                                   8.13        3/20/2008         2,004
                                                                                          --------
             Total Eurodollar and Yankee Obligations
               (cost: $30,521)                                                              30,518
                                                                                          --------

             ASSET-BACKED SECURITIES (19.7%)

             FINANCIALS (19.7%)
             ------------------
             ASSET-BACKED FINANCING (19.7%)
      513    Aerco Ltd.(a)                                     4.76(b)     7/15/2025           514
      460    Airport Airplanes                                 5.40(b)     3/15/2019           431
    3,000    American Express Credit Account Master Trust(a)   5.26(b)     8/15/2011         2,934
    2,316    AmeriCredit Automobile Receivable Trust           5.31        1/06/2011         2,315
   10,000    ARG Funding Corp.(a)                              4.29        4/20/2011         9,980
    5,000    Arkle Master Issuer plc(a)                        5.17(b)     2/17/2052         5,003
    3,777    Aviation Capital Group Trust, Notes (INS)(a)      5.65(b)     9/20/2033         3,796
    4,000    Banc of America Mortgage Securities, Inc.         4.15(b)     7/25/2034         4,035
    1,000    Bank One Issuance Trust                           4.77        2/16/2016           879
    3,000    Capital One Auto Finance Trust                    5.29        5/17/2010         3,030
    2,715    Capital One Auto Finance Trust                    5.33        5/17/2010         2,718
    4,700    Capital One Master Trust(a)                       6.70        6/15/2011         4,697
    2,100    CarMax Auto Owner Trust                           4.82       10/15/2011         2,103

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 2,000    Caterpillar Financial Asset Trust                 5.34%       6/25/2012      $  2,061
    3,000    CenterPoint Energy Transition Bond Co.,
               LLC(e),(f)                                      4.19        2/01/2020         2,999
    2,000    Citibank Credit Card Issuance Trust               4.95       10/25/2010         1,999
    3,000    Citibank Credit Card Issuance Trust               5.15        3/07/2011         3,019
    1,000    Citibank Credit Card Issuance Trust               6.95        2/18/2014           993
    1,367    Citicorp Residential Mortgage Trust               5.82       11/25/2036         1,361
    4,033    CPS Auto Receivables Trust(a)                     5.27       10/15/2010         4,068
    3,000    Credit Acceptance Auto Dealer Loan Trust          6.16        4/15/2013         2,961
    1,102    E*Trade RV and Marine Trust                       3.62       10/08/2018         1,083
    1,916    GE Equipment Small Ticket, LLC(a)                 4.62       12/22/2014         1,934
    3,000    Hertz Vehicle Financing, LLC                      5.08       11/25/2011         2,875
    3,761    Honda Auto Receivables Owner Trust                5.25        8/18/2009         3,782
    1,752    Honda Auto Receivables Owner Trust                4.85       10/19/2009         1,760
    2,561    HSBC Automotive Trust                             5.32        5/17/2010         2,573
    2,000    HSBC Automotive Trust                             4.94       11/19/2012         2,020
    1,100    Long Beach Acceptance Auto Receivables Trust      4.05        4/15/2011         1,102
    4,000    Long Beach Acceptance Auto Receivables Trust      5.50        5/15/2013         4,040
    3,500    MBNA Master Credit Card Trust(a)                  6.65        8/15/2011         3,541
    3,788    Nissan Auto Receivables Owner Trust               5.22        9/15/2009         3,811
    3,000    Nissan Auto Receivables Owner Trust               4.28        6/16/2014         3,000
    5,000    Rental Car Finance Corp. (INS)(a)                 5.07(b)     6/25/2009         4,997
    4,000    UPFC Auto Receivables Trust                       5.75        9/15/2010         4,052
    3,119    USXL Funding, LLC (INS)(a)                        5.38        4/15/2014         3,125
    2,348    Volkswagen Auto Loan Enhanced Trust               5.29        5/20/2009         2,359
    2,000    WFS Financial Owner Trust                         4.76        5/17/2013         1,943
                                                                                          --------
             Total Financials                                                              109,893
                                                                                          --------
             INDUSTRIALS (0.0%)
             ------------------
             AIRLINES (0.0%)
      233    America West Airlines, Inc.                       6.85        7/02/2009           229
                                                                                          --------
             Total Asset-Backed Securities (cost: $109,517)                                110,122
                                                                                          --------
             COMMERCIAL MORTGAGE SECURITIES (27.7%)

             FINANCIALS (27.7%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (25.7%)
    2,107    Bear Stearns Commercial Mortgage
              Securities, Inc.                                 4.00        3/13/2040         2,065
    3,000    Chase Commercial Mortgage Securities Corp.        7.73        1/15/2032         3,151

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $    13    Chase Commercial Mortgage Securities Corp.        7.09%      10/15/2032      $     13
    3,000    Chase Commercial Mortgage Securities Corp.        7.32       10/15/2032         3,147
    3,354    Commercial Mortgage Asset Trust                   6.64        1/17/2032         3,414
    2,000    Commercial Mortgage Trust                         4.58       10/15/2037         1,961
    1,997    Commercial Mortgage Trust(a)                      4.02        3/03/2041         1,946
    1,000    Commercial Mortgage Trust(a)                      5.15        5/10/2043         1,043
    2,000    Credit Suisse First Boston Mortgage
               Securities Corp.(a)                             5.78       12/15/2035         2,023
    1,000    Credit Suisse First Boston Mortgage
               Securities Corp.                                4.92        4/15/2037           875
    5,150    Credit Suisse First Boston Mortgage
               Securities Corp.                                3.88       10/15/2039         5,096
    5,000    Credit Suisse First Boston Mortgage
               Securities Corp.                                7.55        4/15/2062         5,214
    1,950    Deutsche Mortgage & Asset Receiving Corp.         7.50        6/15/2031         2,103
    1,000    Diversified REIT(a),(d)                           6.97        3/08/2010         1,017
      993    Diversified REIT(a)                               6.78        3/18/2011         1,011
    3,000    Diversified REIT(a),(d)                           6.78        3/18/2011         3,131
      945    DLJ Commercial Mortgage Corp.                     7.30        6/10/2032           971
    5,000    DLJ Commercial Mortgage Corp.                     8.12(b)    10/10/2032         5,256
    2,000    First Union National Bank-Chase Manhattan
               Bank Commercial Mortgage Trust                  7.06        6/15/2031         2,054
      666    G-Force, LLC(a)                                   4.39        8/22/2036           653
      215    G-Force, LLC(a)                                   4.95       12/25/2039           214
      272    GE Commercial Mortgage Corp.                      2.78        7/10/2037           271
    1,000    GE Commercial Mortgage Corp.                      4.17        7/10/2037           995
    4,000    Global Signal Trust III(a)                        5.36        2/15/2036         4,174
    5,000    GMAC Commercial Mortgage Security, Inc.           7.50(b)     9/15/2033         5,272
    3,178    GS Mortgage Securities Corp. II(a)                6.21        2/14/2016         3,329
    2,707    GS Mortgage Securities Corp. II(a)                6.04        8/15/2018         2,773
    1,000    GS Mortgage Securities Corp. II                   5.53        8/10/2038           970
    2,000    GS Mortgage Securities Corp. II                   4.30        1/10/2040         1,971
    1,858    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                6.24        4/15/2035         1,894
    4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                4.82        9/12/2037         3,947
    2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.49        4/15/2043         1,992
    4,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.79        6/12/2043         4,027

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 2,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                6.07%(b)    4/15/2045      $  2,033
    3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.52        5/12/2045         2,973
    3,000    J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.37        5/15/2045         2,951
    2,000    LB-UBS Commercial Mortgage Trust(a)               6.83        7/14/2016         2,118
    1,192    LB-UBS Commercial Mortgage Trust                  6.27        6/15/2020         1,204
    1,500    LB-UBS Commercial Mortgage Trust                  4.56        9/15/2026         1,491
    3,422    LB-UBS Commercial Mortgage Trust                  5.02        2/15/2031         3,431
    2,582    Merrill Lynch Mortgage Investors, Inc.            7.56       11/15/2031         2,665
    1,500    Merrill Lynch Mortgage Trust                      5.10(b)     7/12/2038         1,378
    3,000    Merrill Lynch-Countrywide Commercial
               Mortgage Trust                                  5.38        7/12/2046         2,954
    3,000    Morgan Stanley Dean Witter Capital I, Inc.        6.51        4/15/2034         3,137
    4,524    Morgan Stanley Dean Witter Capital I, Inc.(a)     4.97        5/24/2043         4,455
      900    Morgan Stanley Dean Witter Capital I, Inc.(a)     5.13        5/24/2043           884
    2,000    Mortgage Capital Funding, Inc.                    7.26(b)     6/18/2030         2,036
    2,637    Nationslink Funding Corp.                         6.32        1/20/2031         2,656
    3,300    Nationslink Funding Corp.(a)                      7.10(b)     1/20/2031         3,293
    2,000    Prudential Securities Secured Financing Corp.     6.76        6/16/2031         2,068
    2,630    Salomon Brothers Mortgage Securities VII, Inc.    7.46        7/18/2033         2,663
      602    Salomon Brothers Mortgage Securities VII, Inc.    6.34       12/18/2033           603
    2,718    Salomon Brothers Mortgage Securities VII, Inc.    4.47        3/18/2036         2,685
    2,000    SBA Trust(a)                                      5.45       11/15/2036         2,038
    2,559    Structured Asset Securities Corp.                 7.15       10/12/2034         2,698
    1,422    Trizechahn Office Properties Trust(a)             6.94        3/15/2013         1,423
      610    Trizechahn Office Properties Trust(a)             6.09        5/15/2016           642
    4,500    Wachovia Bank Commercial Mortgage Trust           4.66        4/15/2042         4,461
    2,000    Wachovia Bank Commercial Mortgage Trust           5.35(b)    10/15/2044         1,998
    5,000    Wachovia Bank Commercial Mortgage Trust           5.50       10/15/2048         5,018
                                                                                          --------
                                                                                           143,929
                                                                                          --------
             ESCROWED BONDS (1.4%)
    4,000    Four Times Square Trust                           7.80        4/15/2015         4,380
    3,000    GS Mortgage Securities Corp. II(a)                6.77        5/03/2018         3,299
                                                                                          --------
                                                                                             7,679
                                                                                          --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    9,250    Bear Stearns Commercial Mortgage Securities,
               Inc., acquired 6/17/2004; cost $538(a),(g)      2.06        5/14/2016           219

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $55,002    Credit Suisse First Boston Mortgage
               Securities Corp., acquired 2/26/2004 and
               8/30/2004; cost $2,461(a),(g)                   0.95%       1/15/2037      $  1,128
    8,957    Credit Suisse First Boston Mortgage
               Securities Corp., acquired 6/17/2003 and
               8/04/2005; cost $790(a),(g)                     1.81        5/15/2038           300
   46,199    First Union National Bank Commercial
               Mortgage Trust, acquired 6/06/2006;
               cost $1,208(a),(g)                              1.20        2/12/2034           478
   10,107    Greenwich Capital Commercial Funding Corp.,
               acquired 7/17/2003; cost $586(a),(g)            2.22        1/11/2035           352
   40,914    LB-UBS Commercial Mortgage Trust,
               acquired 5/20/2003 and 12/14/2007;
               cost $1,295(a),(g)                              0.99        2/15/2037           952
                                                                                          --------
                                                                                             3,429
                                                                                          --------
             Total Financials                                                              155,037
                                                                                          --------
             Total Commercial Mortgage Securities (cost: $153,570)                         155,037
                                                                                          --------
             U.S. GOVERNMENT AGENCY ISSUES (6.1%)(h)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
    2,000    Freddie Mac(+)                                    4.50        1/15/2029         2,013
                                                                                          --------
             DEBENTURES (0.7%)
    4,000    Fannie Mae(+)                                     4.68(b)     2/17/2009         4,011
                                                                                          --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
   18,903    Government National Mortgage Assn.                1.74        7/16/2010           329
                                                                                          --------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.0%)
    7,889    Fannie Mae(+)                                     5.50       12/01/2020         8,085
    7,513    Freddie Mac(+)                                    4.46(b)     4/01/2035         7,542
    4,176    Freddie Mac(+)                                    5.00        5/01/2020         4,232
    2,452    Freddie Mac(+)                                    5.00        9/01/2020         2,486
    1,652    Freddie Mac(+)                                    5.50       11/01/2018         1,696
    3,901    Freddie Mac(+)                                    5.50        4/01/2021         3,994
                                                                                          --------
                                                                                            28,035
                                                                                          --------
             Total U.S. Government Agency Issues (cost: $33,807)                            34,388
                                                                                          --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS(continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (6.2%)

             AIRPORT/PORT (0.7%)
  $   990    Cleveland (INS)                                   5.24%       1/01/2017      $  1,051
    2,745    College Park Georgia (INS)                        5.66        1/01/2012         2,896
                                                                                          --------
                                                                                             3,947
                                                                                          --------
             APPROPRIATED DEBT (0.3%)
    1,720    Reeves County (INS)                               5.75        3/01/2012         1,718
                                                                                          --------
             COMMUNITY SERVICE (0.3%)
    1,500    American National Red Cross                       5.36        11/15/2011        1,585
                                                                                          --------
             ELECTRIC UTILITIES (1.5%)
    5,000    Illinois Dev. Finance Auth. (INS)(i)              7.00         3/01/2017        5,000
    3,000    Mississippi Dev. Bank (INS)                       5.24         7/01/2011        3,116
                                                                                          --------
             Total Electric Utilities                                                        8,116
                                                                                          --------
             ELECTRIC/GAS UTILITIES (0.5%)
    1,750    Energy Northwest                                  5.23        7/01/2011         1,811
    1,121    Pedernales Electric Cooperative, Inc. (INS)(a)    4.09       11/15/2012         1,137
                                                                                          --------
                                                                                             2,948
                                                                                          --------
             HOSPITAL (0.4%)
    1,000    Medical Univ. Hospital Facilities Auth. (INS)     3.92         2/15/2009        1,006
    1,340    New Jersey Health Care Facilities Financing
               Auth.                                           5.07         3/01/2009        1,366
                                                                                          --------
                                                                                             2,372
                                                                                          --------
             NURSING/CCRC (0.4%)
    2,000    Waco Health Facilities Development Corp. (INS)    5.27         2/01/2016        2,123
                                                                                          --------
             SINGLE FAMILY HOUSING (0.5%)
    3,000    Housing Opportunities Commission of
               Montgomery County                               5.23        1/01/2009         3,040
                                                                                          --------
             SPECIAL ASSESSMENT/TAX/FEE (1.6%)
    1,500    Charlotte                                         5.40       12/01/2008         1,526
      875    City and County of San Francisco
               Redevelopment Financing Auth. (INS)             5.62        8/01/2016           938
    1,000    New York State Environmental Facilities
               Corp. (INS)                                     4.02       12/15/2009         1,006

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL                                                    COUPON                         MARKET
   AMOUNT    SECURITY                                          RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------
  $ 3,000    New York State Housing Finance Agency             5.17%       9/15/2009      $  3,092
    1,000    New York State Housing Finance Agency             5.19        9/15/2011         1,057
    1,000    Short Pump Town Center Community Dev.
              Auth.(a)                                         6.26        2/01/2009         1,022
                                                                                          --------
                                                                                             8,641
                                                                                          --------
             Total Municipal Bonds (cost: $33,536)                                          34,490
                                                                                          --------
             MONEY MARKET INSTRUMENTS (4.1%)

             COMMERCIAL PAPER (4.1%)

             CONSUMER STAPLES (1.2%)
             -----------------------
             PACKAGED FOODS & MEAT (1.2%)
    6,810    Kraft Foods, Inc.                                 3.20        2/06/2008         6,807
                                                                                          --------
             MATERIALS (2.9%)
             ----------------
             PAPER PACKAGING (2.9%)
   16,000    Sonoco Products Co.                               3.50        2/01/2008        16,000
                                                                                          --------
             Total Money Market Instruments (cost: $22,807)                                 22,807
                                                                                          --------
             TOTAL INVESTMENTS (COST: $555,703)                                           $562,377
                                                                                          ========

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===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.5% of net assets at January 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         ASSET-BACKED AND COMMERCIAL MORTGAGE SECURITIES - weighted life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to

28

 N O T E S
===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              REIT     Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2008.

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===========---------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (d) At January 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (e) At January 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $2,999,000.

         (f) Security was fair valued at January 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $3,429,000, which represented 0.6% of the Fund's net assets.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (i) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
===================-------------------------------------------------------------
                    of ASSETS and LIABILITIES
                    (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $555,703)     $562,377
   Cash                                                                                1
   Receivables:
      Capital shares sold                                                          1,029
      Interest                                                                     4,613
      Securities sold                                                                501
   Variation margin on futures contracts                                             429
                                                                                --------
         Total assets                                                            568,950
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                         8,413
      Capital shares redeemed                                                      1,009
      Dividends on capital shares                                                    199
   Accrued management fees                                                           131
   Accrued administration and servicing fees                                           2
   Accrued transfer agent's fees                                                      29
   Other accrued expenses and payables                                                47
                                                                                --------
         Total liabilities                                                         9,830
                                                                                --------
            Net assets applicable to capital shares outstanding                 $559,120
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $600,970
   Overdistribution of net investment income                                        (281)
   Accumulated net realized loss on investments and futures transactions         (48,243)
   Net unrealized appreciation of investments                                      6,674
                                                                                --------
            Net assets applicable to capital shares outstanding                 $559,120
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                62,291
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   8.98
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
===================-------------------------------------------------------------
                    of Operations
                    (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                            $14,394
                                                                              -------
EXPENSES
   Management fees                                                                752
   Administration and servicing fees                                              408
   Transfer agent's fees                                                          518
   Custody and accounting fees                                                     63
   Postage                                                                         33
   Shareholder reporting fees                                                      22
   Trustees' fees                                                                   4
   Registration fees                                                               22
   Professional fees                                                               31
   Other                                                                            6
                                                                              -------
      Total expenses                                                            1,859
   Expenses paid indirectly                                                        (6)
                                                                              -------
      Net expenses                                                              1,853
                                                                              -------
NET INVESTMENT INCOME                                                          12,541
                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments
         Unaffiliated transactions                                                (57)
         Affiliated transactions (Note 7)                                        (413)
      Futures transactions                                                        403
   Change in net unrealized appreciation/depreciation of investments            7,978
                                                                              -------
         Net realized and unrealized gain                                       7,911
                                                                              -------
Increase in net assets resulting from operations                              $20,452
                                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
=====================-----------------------------------------------------------
                      of Changes in NET ASSETS
                      (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007


                                                              1/31/2008         7/31/2007
                                                              ---------------------------
FROM OPERATIONS
   Net investment income                                       $ 12,541          $ 21,120
   Net realized gain (loss) on investments                         (470)              576
   Net realized gain on futures transactions                        403                38
   Change in net unrealized appreciation/depreciation of
      Investments                                                 7,978             1,731
      Futures contracts                                               -                (4)
                                                              ---------------------------
         Increase in net assets resulting from operations        20,452            23,461
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (12,802)          (21,154)
                                                              ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    129,681           198,865
   Reinvested dividends                                          11,673            19,140
   Cost of shares redeemed                                     (105,568)         (143,971)
                                                              ---------------------------
      Increase in net assets from capital
         share transactions                                      35,786            74,034
                                                              ---------------------------
Net increase in net assets                                       43,436            76,341
NET ASSETS
   Beginning of period                                          515,684           439,343
                                                              ---------------------------
   End of period                                               $559,120          $515,684
                                                              ===========================
Overdistribution of net investment income:
   End of period                                               $   (281)         $    (20)
                                                              ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   14,530            22,435
   Shares issued for dividends reinvested                         1,308             2,158
   Shares redeemed                                              (11,811)          (16,250)
                                                              ---------------------------
      Increase in shares outstanding                              4,027             8,343
                                                              ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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            to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value
                 (NAV) at the end of each business day.

              3. Short-term securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              4. Futures contracts are valued at the last quoted sales price.

34

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of January 31, 2008, the Fund did not invest in any futures contracts.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of

36

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,999,000, all of which were when-issued securities.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $6,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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===========---------------------------------------------------------------------
            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $48,175,000, for federal income tax purposes, which, if not offset by

38

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

         subsequent capital gains, will expire between 2009 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                            CAPITAL LOSS CARRYOVERS
                     --------------------------------------
                      EXPIRES                     BALANCE
                     ---------                  -----------
                       2009                     $ 3,691,000
                       2010                       2,084,000
                       2011                      39,474,000
                       2012                       1,083,000
                       2014                       1,383,000
                       2015                         460,000
                                                -----------
                                        Total   $48,175,000
                                                ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $120,491,000 and $88,422,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $8,264,000 and $1,590,000, respectively, resulting in net unrealized appreciation of $6,674,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative

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===========---------------------------------------------------------------------
            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                      +/- 0.04%
+/- 0.51% to 1.00%                      +/- 0.05%
+/- 1.01% and greater                   +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

40

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $752,000, which included a performance adjustment of $98,000 that increased the base management fee of 0.24% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $408,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $518,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                        COST TO        NET REALIZED
        SELLER                   PURCHASER             PURCHASER      LOSS TO SELLER
-------------------------------------------------------------------------------------
USAA Short-Term Bond Fund     USAA High-Yield
                                Opportunities Fund     $4,452,000     $(413,000)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted

42

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

              FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

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            to FINANCIAL Statements
            (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                         YEAR ENDED JULY 31,
                                    -----------------------------------------------------------------------------------
                                        2008             2007            2006          2005          2004          2003
                                    -----------------------------------------------------------------------------------
Net asset value at
   beginning of period              $   8.85         $   8.80        $   8.87      $   8.98      $   9.05      $   8.99
                                    -----------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                 .21              .40             .36           .30           .30           .37
   Net realized and
      unrealized gain (loss)             .13              .05            (.07)         (.11)         (.07)          .09
                                    -----------------------------------------------------------------------------------
Total from investment
   operations                            .34              .45             .29           .19           .23           .46
                                    -----------------------------------------------------------------------------------
Less distributions from:
   Net investment income                (.21)            (.40)           (.36)         (.30)         (.30)         (.40)
                                    -----------------------------------------------------------------------------------
Net asset value at
   end of period                    $   8.98         $   8.85        $   8.80      $   8.87      $   8.98      $   9.05
                                    ===================================================================================
Total return (%)*                       3.89             5.18(c)         3.36          2.19          2.51          5.14
Net assets at
   end of period (000)              $559,120         $515,684        $439,343      $425,137      $413,897      $380,329
Ratios to average net assets:**
   Expenses (%)(b)                       .68(a)           .69(c)          .69           .56           .55           .55
   Net investment
      income (%)                        4.61(a)          4.50            3.94          3.06          3.06          3.88
Portfolio turnover (%)                    18               37              51            42            32            67

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were
    $541,577,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

44

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
===============-----------------------------------------------------------------
                EXAMPLE (unaudited)
                (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                      BEGINNING            ENDING           DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE       AUGUST 1, 2007 -
                                   AUGUST 1, 2007     JANUARY 31, 2008     JANUARY 31, 2008
                                   --------------------------------------------------------
Actual                               $1,000.00            $1,038.90            $3.49

Hypothetical
  (5% return before expenses)         1,000.00             1,021.72             3.46

       *Expenses are equal to the Fund's annualized expense ratio of 0.68%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/ 366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.89% for the six-month period of August 1, 2007, through January 31, 2008.

46

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                                                                              47

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48

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

                         TRUSTEES     Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker

             ------------------------------------------------------------------

                   ADMINISTRATOR,     USAA Investment Management Company
              INVESTMENT ADVISER,     P.O. Box 659453
                 UNDERWRITER, AND     San Antonio, Texas 78265-9825
                      DISTRIBUTOR

             ------------------------------------------------------------------

                   TRANSFER AGENT     USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288

             ------------------------------------------------------------------

                    CUSTODIAN AND     State Street Bank and Trust Company
                 ACCOUNTING AGENT     P.O. Box 1713
                                      Boston, Massachusetts 02105

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                      INDEPENDENT     Ernst & Young LLP
                REGISTERED PUBLIC     100 West Houston St., Suite 1800
                  ACCOUNTING FIRM     San Antonio, Texas 78205

             ------------------------------------------------------------------

                      MUTUAL FUND     LEARN MORE ONLINE NOW
                SELF-SERVICE 24/7     At "Products & Services" click
                      AT USAA.COM     "Investments" then "Mutual Funds"

                          OR CALL     View account balance, transactions, fund
                   (800) 531-USAA     prices; or exchange/redeem fund shares.
                                      Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23426-0308                                  (C)2008, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.